Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for Joseph Hogan¹ ($)	Compensation Actually Paid to Joseph Hogan¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Millions)	Net Revenues⁵ ($ Millions)
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	18,684,044	(61,348,849)	3,376,160	(10,393,452)	76	107	362	3,735
2021	21,591,400	76,152,942	4,328,778	9,498,811	236	139	772	3,953
2020	15,522,289	107,989,279	3,381,923	12,747,282	192	117	1,776	2,472

Company Selected Measure Name	Net Revenues
Named Executive Officers, Footnote [Text Block]	Joseph Hogan was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022
Simon Beard	Julie Coletti	Julie Coletti
John F. Morici	Stuart Hockridge	Stuart Hockridge
Raj Pudipeddi	John F. Morici	John F. Morici
Julie Tay	Emory Wright	Emory Wright

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the S&P 1500 Composite Health Care Equipment & Supplies Index (the “Index”), which we also utilize in the performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed fiscal year in the Company and in the Index, respectively. Historical stock price performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 18,684,044	$ 21,591,400	$ 15,522,289
PEO Actually Paid Compensation Amount	$ (61,348,849)	76,152,942	107,989,279
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Joseph Hogan ($)	Exclusion of Stock Awards from Summary Compensation Table for Joseph Hogan ($)	Inclusion of Equity Award Values for Joseph Hogan ($)	Compensation Actually Paid to Joseph Hogan ($)
2022	18,684,044	(17,375,927)	(62,656,966)	(61,348,849)
2021	21,591,400	(15,836,576)	70,398,118	76,152,942
2020	15,522,289	(11,621,453)	104,088,443	107,989,279
The amounts in the Inclusion of Equity Award Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of End of Covered Fiscal Year for Joseph Hogan ($)	Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Equity Awards for Joseph Hogan ($)	Change in Fair Value from End of Prior Fiscal Year to Vesting Date of Unvested Equity Awards Granted in Prior Fiscal Year that Vested at End or During Covered Fiscal Year for Joseph Hogan ($)	Total - Inclusion of Equity Award Values for Joseph Hogan ($)
2022	5,000,578	(48,442,516)	(19,215,028)	(62,656,966)
2021	17,784,796	25,761,875	26,851,447	70,398,118
2020	28,688,244	76,024,804	(624,605)	104,088,443

Non-PEO NEO Average Total Compensation Amount	$ 3,376,160	4,328,778	3,381,923
Non-PEO NEO Average Compensation Actually Paid Amount	$ (10,393,452)	9,498,811	12,747,282
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards from Summary Compensation Table for Non-PEO NEOs ($)	Average Inclusion of Equity Award Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,376,160	(2,832,631)	(10,936,981)	(10,393,452)
2021	4,328,778	(2,916,119)	8,086,152	9,498,811
2020	3,381,923	(2,389,169)	11,754,528	12,747,282

Year	Average Year-End Fair Value of Equity Awards Granted During Covered Fiscal Year That Remained Outstanding and Unvested as of End of Covered Fiscal Year for Non-PEO NEOs ($)	Average Change in Fair Value from End of Prior Fiscal Year to End of Covered Fiscal Year of Outstanding and Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from End Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards Granted in Prior Fiscal Year that Vested at End or During Covered Fiscal Year for Non-PEO NEOs
			($)	Total - Average Inclusion of Equity Award Values for Non-PEO NEOs ($)
2022	815,185	(9,066,539)	(2,685,627)	(10,936,981)
2021	3,274,864	4,004,736	806,552	8,086,152
2020	5,897,794	5,801,322	55,412	11,754,528

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and the Company’s cumulative TSR over the three most recently completed fiscal years.

The following chart sets forth the relationship between the average of Compensation Actually Paid to our Non-PEO NEOs and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and our net income during the three most recently completed fiscal years.

The following chart sets forth the relationship between the average of Compensation Actually Paid to our Non-PEO NEOs and our net income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following chart sets forth the relationship between Compensation Actually Paid to our PEO and our Net Revenues during the three most recently completed fiscal years.

The following chart sets forth the relationship between Compensation the average of Compensation Actually Paid to our Non-PEO NEOs and our Net Revenues during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]	The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the S&P 1500 Composite Health Care Equipment & Supplies Index over the same period.
Tabular List [Table Text Block]

Operating Income
Net Revenues
Stock Price

Total Shareholder Return Amount	$ 76	236	192
Peer Group Total Shareholder Return Amount	107	139	117
Net Income (Loss)	$ 362,000,000	$ 772,000,000	$ 1,776,000,000
Company Selected Measure Amount	3,735,000,000	3,953,000,000	2,472,000,000
PEO Name	Joseph Hogan
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Operating Income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Revenues
Non-GAAP Measure Description [Text Block]	We determined Net Revenues to be the most important financial performance measure used by the Company to link Compensation Actually Paid to our NEOs in 2022 to Company performance. This financial performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future fiscal years.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (17,375,927)	$ (15,836,576)	$ (11,621,453)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(62,656,966)	70,398,118	104,088,443
PEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	5,000,578	17,784,796	28,688,244
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(48,442,516)	25,761,875	76,024,804
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(19,215,028)	26,851,447	(624,605)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,832,631)	(2,916,119)	(2,389,169)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,936,981)	8,086,152	11,754,528
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	815,185	3,274,864	5,897,794
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(9,066,539)	4,004,736	5,801,322
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (2,685,627)	$ 806,552	$ 55,412